Investment Risks	Jul. 02, 2025
ARROW TACTICAL VOLATILITY ETF
Prospectus [Line Items]
Risk [Text Block]

The first paragraph under the “Fund Summary - Principal Investment Strategies of the Fund” and “Additional Information About Principal Investment Strategies and Risks- Principal Investment Strategies” headers of the Fund’s Prospectus, and the “Principal Investment Strategies of the Fund” header of the Fund’s Summary Prospectus is hereby deleted and replaced with the following language:

The Fund seeks to capture upside participation in Bitcoin futures while managing downside risk and volatility through tactical exposure to instruments linked to Bitcoin futures, gold futures, and cash equivalents. The Fund does not invest directly in Bitcoin or physical gold.

The first sentence of the second paragraph under the “Fund Summary - Principal Investment Strategies of the Fund” and “Additional Information About Principal Investment Strategies and Risks- Principal Investment Strategies” headers of the Fund’s Prospectus, and the “Principal Investment Strategies of the Fund” header of the Fund’s Summary Prospectus is hereby deleted and replaced with the following language:

The advisor uses quantitative research that follows the methods of the AI Tactical Bitcoin Index to determine the anticipated rise and fall of Bitcoin and Gold value.

The sixth paragraph under the “Fund Summary - Principal Investment Strategies of the Fund” and “Additional Information About Principal Investment Strategies and Risks- Principal Investment Strategies” headers of the Fund’s Prospectus, and the “Principal Investment Strategies of the Fund” header of the Fund’s Summary Prospectus is hereby deleted and replaced with the following language:

The Fund may obtain exposure to Bitcoin and gold futures directly through its Cayman Islands subsidiary or indirectly by investing in exchange-traded funds (“ETFs”) that qualify as regulated investment companies (“RICs”) and that seek to provide exposure to Bitcoin or gold exclusively through futures contracts. These ETF holdings are used as a complement or substitute for direct futures exposure when market conditions, including margin efficiency and liquidity, make them operationally preferable.

In particular, the Fund may allocate between 5% and 50% of its total assets to RIC-compliant Bitcoin futures ETFs (e.g., BITO, XBTF, BITX) during periods of elevated futures margin requirements. Gold exposure may be achieved through a combination of Cayman-held gold futures and RIC ETFs. Allocation to such ETFs will be monitored to ensure compliance with applicable diversification and issuer limitations under Subchapter M of the Internal Revenue Code.

The Fund may maintain an exposure of (1) between 0% and 95% of its net assets in instruments derived from Bitcoin futures, (2) between 0% and 85% of its net assets in instruments derived from Gold futures, and (3) between 0% and 100% of its net assets in cash and cash equivalents. These exposures are determined based on the advisor’s model-driven process and may shift significantly depending on prevailing market conditions and trend signals.

The following is added as a new last paragraph under the “Fund Summary - Principal Investment Strategies of the Fund” and “Additional Information About Principal Investment Strategies and Risks- Principal Investment Strategies” headers of the Fund’s Prospectus, and the “Principal Investment Strategies of the Fund” header of the Fund’s Summary Prospectus:

The name “Arrow Valtoro ETF” is a brand name selected by the Advisor. It does not refer to any specific industry, asset class, trading platform, service, investment strategy, or investment program. The term “Valtoro,” as used in the Fund’s name, is a proprietary designation created by the Advisor and has no affiliation with, and should not be confused with, any third-party entity that may use a similar name.

The “Tax Risk” paragraph under both the “Fund Summary - Principal Risks of Investing in the Fund” and “Additional Information About Principal Investment Strategies and Risks- Principal Investment Risks” headers of the Fund’s Prospectus, and the “Principal Risks of Investing in the Fund” header of the Fund’s Summary Prospectus is amended to add the following as the last sentence:

For purposes of satisfying diversification requirements under Subchapter M of the Internal Revenue Code, the Fund may “look through” to the underlying holdings of RIC ETFs in which it invests, provided the Fund does not control the ETF and the ETF qualifies as diversified. The Fund treats income from its Cayman subsidiary as Subpart F income.